Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2017
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Alps Equal Sector Weight ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alps_ProspectusSupplementTextBlock

ALPS ETF TRUST

ALPS EQUAL SECTOR WEIGHT ETF (NYSE ARCA: EQL)

(THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2017

Effective prior to the commencement of trading on October 2, 2017, the Fund’s Underlying Index will change to the NYSE Select Sector Equal Weight IndexSM (ticker symbol NYXLEW). Therefore, all references to the Bank of America Securities – Merrill Lynch Equal Sector Weight Index (ticker symbol BASMLESW) in the Summary Prospectus and Prospectus are hereby deleted prior to the commencement of trading on that date and replaced with references to the NYSE Select Sector Equal Weight IndexSM (ticker symbol NYXLEW).

Effective prior to the commencement of trading on October 2, 2017, the “Principal Investment Strategies” section of the Fund’s Prospectus and Summary Prospectus are hereby replaced with the following:

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the ten Underlying Sector ETFs represent the Underlying Index as a whole.

Effective prior to the commencement of trading on October 2, 2017, the “Non-Correlation Risk” under the section “Principal Investment Risks” of the Fund’s Summary Prospectus is hereby replaced with the following:

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.